In planning and performing our audits of the financial statements of American Beacon Funds (comprised of
American Beacon AHL Managed Futures Strategy Fund,
American Beacon AHL Target Risk Fund, American
Beacon Bahl & Gaynor Small Cap Growth Fund,
American Beacon Bridgeway Large Cap Growth Fund,
American Beacon Bridgeway Large Cap Value Fund,
American Beacon Stephens Mid-Cap Growth Fund, and
American Beacon Stephens Small Cap Growth Fund)
(the Trust) as of and for the periods ended December
31, 2019, in accordance with the standards of the Public Company Accounting Oversight Board (United States),
we considered the Trust's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing
procedures for the purpose of expressing our opinion
on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
The management of the Trust is responsible for
establishing and maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A trust's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A trust's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of
records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the trust; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with
U.S. generally accepted accounting principles, and that receipts and expenditures of the trust are being made only in accordance with authorizations of management
and trustees of the trust; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a trust's assets that could have a material effect on the financial statements.
 Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of
changes in conditions, or that the degree of compliance
with the policies or procedures may deteriorate.
 A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal
course of performing their assigned functions, to
prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Trust's annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Trust's internal control over financial reporting was for the limited purpose described in the first paragraph and would not
necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting
Oversight Board (United States). However, we noted no deficiencies in the Trust's internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31,
2019.
 This report is intended solely for the information and
use of management and the Board of Trustees of the
Trust and the Securities and Exchange Commission and
is not intended to be and should not be used by anyone
other than these specified parties.
/s/ Ernst & Young LLP


Information Classification: General

Information Classification: General